UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RWWM, Inc.
Address: 3260 Penryn Road, Suite 100
         Loomis, CA  95650

13F File Number:  028-15203

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Aaron J. Wagner
Title:     President - Chief Compliance Officer
Phone:     (916) 652-1883

Signature, Place, and Date of Signing:

 /s/  Aaron J. Wagner     Loomis, CA     May 10, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $122,959 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AVON PRODS INC                 COM              054303102     4074   196536 SH       SOLE                        0        0   196536
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    20204   193897 SH       SOLE                        0        0   193897
CANADIAN NATL RY CO            COM              136375102     4177    41580 SH       SOLE                        0        0    41580
COCA COLA CO                   COM              191216100    14793   365807 SH       SOLE                        0        0   365807
DAILY JOURNAL CORP             COM              233912104    23253   209492 SH       SOLE                        0        0   209492
LEE ENTERPRISES INC            COM              523768109       13    10364 SH       SOLE                        0        0    10364
MICROSOFT CORP                 COM              594918104    23935   836756 SH       SOLE                   125000        0   711756
NOKIA CORP                     SPONSORED ADR    654902204     5381  1640810 SH       SOLE                   166000        0  1474810
RADIOSHACK CORP                COM              750438103       95    28537 SH       SOLE                    28537        0        0
REPUBLIC SVCS INC              COM              760759100     7806   236557 SH       SOLE                        0        0   236557
WAL-MART STORES INC            COM              931142103    19228   256965 SH       SOLE                        0        0   256965